CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 28,993,658	$ 4,164,678	¥ 24,989,116	¥ 17,378,350
Operating costs and expenses:
Cost of revenues (including related party amounts of RMB141,642, RMB789,116 and RMB1,565,850 (US$224,920) for the years ended December 31, 2017, 2018 and 2019, respectively)	(30,348,342)	(4,359,267)	(27,132,811)	(17,386,563)
Selling, general and administrative (including related party amounts of RMB148,918, RMB11,666 and RMB5,581 (US$802) for the years ended December 31, 2017, 2018 and 2019, respectively)	(5,236,007)	(752,105)	(4,167,889)	(2,674,990)
Research and development (including related party amounts of RMB2,833, RMB5,114 and RMB19,486 (US$2,799) for the years ended December 31, 2017, 2018 and 2019, respectively)	(2,667,146)	(383,112)	(1,994,652)	(1,269,806)
Total operating costs and expenses	(38,251,495)	(5,494,484)	(33,295,352)	(21,331,359)
Operating loss	(9,257,837)	(1,329,806)	(8,306,236)	(3,953,009)
Other expense
Interest income (including related party amounts of RMB nil, RMB2,202 and RMB4,856 (US$698) for the years ended December 31, 2017, 2018 and 2019, respectively)	402,145	57,765	213,969	83,127
Interest expenses (including related party amounts of RMB168,154, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2017, 2018 and 2019, respectively)	(914,371)	(131,341)	(94,711)	(277,577)
Foreign exchange gain/(loss), net	(190,210)	(27,322)	(970,796)	400,737
Loss from equity method investments	(155,073)	(22,275)	(16,965)	(263)
Other income/(loss), net	(109,541)	(15,735)	192,309	2,488
Total other income/(expenses), net	(967,050)	(138,908)	(676,194)	208,512
Loss before income taxes	(10,224,887)	(1,468,714)	(8,982,430)	(3,744,497)
Income tax benefit/(expense)	(51,852)	(7,448)	(78,801)	7,565
Net loss	(10,276,739)	(1,476,162)	(9,061,231)	(3,736,932)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests	46,590	6,692	48,545	0
Net loss attributable to iQIYI, Inc.	(10,323,329)	(1,482,854)	(9,109,776)	(3,736,932)
Accretion of redeemable convertible preferred shares	0	0	(298,990)	5,073,140
Accretion of redeemable noncontrolling interests	(1,542)	(222)	0	0
Extinguishment and reissuance of Series B preferred shares	0	0	0	(363,279)
Net income/(loss) attributable to ordinary shareholders	(10,324,871)	(1,483,076)	(9,408,766)	¥ 972,929
Net earnings/(loss) per ordinary share:
Basic | ¥ / shares				¥ 0.30
Diluted | ¥ / shares				¥ (1.15)
Shares used in net earnings/ (loss) per ordinary share computation:
Basic				342,548,237
Diluted				3,243,147,261
Other comprehensive income
Foreign currency translation adjustments	228,974	32,890	1,787,553	¥ (264,774)
Unrealized losses on available-for-sale debt securities	(297)	(43)	(689)	(1,470)
Total other comprehensive (loss)/income, net of tax	228,677	32,847	1,786,864	(266,244)
Comprehensive loss	(10,048,062)	(1,443,315)	(7,274,367)	(4,003,176)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests	48,495	6,966	48,589	0
Comprehensive loss attributable to iQIYI, Inc.	¥ (10,096,557)	$ (1,450,281)	¥ (7,322,956)	(4,003,176)
Class A and Class B ordinary share
Net earnings/(loss) per ordinary share:
Basic | (per share)	¥ (2.02)	$ (0.29)	¥ (2.43)
Diluted | (per share)	¥ (2.02)	$ (0.29)	¥ (2.43)
Shares used in net earnings/ (loss) per ordinary share computation:
Basic	5,104,882,400	5,104,882,400	3,867,931,786
Diluted	5,104,882,400	5,104,882,400	3,867,931,786
American Depositary Shares
Net earnings/(loss) per ordinary share:
Basic | (per share)	¥ (14.14)	$ (2.03)	¥ (17.01)
Diluted | (per share)	¥ (14.14)	$ (2.03)	¥ (17.01)
Membership services
Revenues:
Revenues	¥ 14,435,611	$ 2,073,546	¥ 10,622,769	6,536,028
Online advertising services
Revenues:
Revenues	8,270,600	1,187,997	9,328,061	8,158,924
Content distribution
Revenues:
Revenues	2,544,221	365,454	2,162,643	1,191,816
Others
Revenues:
Revenues	¥ 3,743,226	$ 537,681	¥ 2,875,643	¥ 1,491,582